Share Capital - Summary of Options Outstanding (Details)		12 Months Ended
		Apr. 30, 2025 shares $ / shares	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares	Apr. 30, 2023 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 5.69
Remaining life (year)		4 years 5 months 12 days
Options outstanding		1,927,925	1,927,925	1,521,367	1,884,428
Unvested		661,194	661,194
Vested		1,266,731	1,266,731
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 1, 2025
Exercise price | $ / shares		$ 8.5
Remaining life (year)		4 months 2 days
Options outstanding		220,000	220,000
Unvested		0	0
Vested		220,000	220,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.3
Remaining life (year)		8 months 8 days
Options outstanding		138,000	138,000
Unvested		0	0
Vested		138,000	138,000
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | (per share)		$ 6.89	$ 7.72
Remaining life (year)		8 months 4 days
Options outstanding		5,650	5,650
Unvested		0	0
Vested		5,650	5,650
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		1 year 8 months 8 days
Options outstanding		235,000	235,000
Unvested		0	0
Vested		235,000	235,000
Option Expiry Date January 13, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 13, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		1 year 8 months 15 days
Options outstanding		16,000	16,000
Unvested		0	0
Vested		16,000	16,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		2 years 14 days
Options outstanding		64,000	64,000
Unvested		0	0
Vested		64,000	64,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2027
Exercise price | $ / shares	[1]	$ 5.81
Remaining life (year)	[1]	1 year 9 months 21 days
Options outstanding	[1]	7,265	7,265
Unvested	[1]	0	0
Vested	[1]	7,265	7,265
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2028
Exercise price | $ / shares	[1]	$ 5.81
Remaining life (year)	[1]	2 years 9 months 21 days
Options outstanding	[1]	475,452	475,452
Unvested	[1]	0	0
Vested	[1]	475,452	475,452
Option Expiry Date January 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	January 19, 2034
Exercise price | (per share)		$ 2.1 [2]	$ 1.48
Remaining life (year)	[2]	3 years 8 months 23 days
Options outstanding	[2]	95,558	95,558
Unvested	[2]	21,111	21,111
Vested	[2]	74,447	74,447
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 4, 2033
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	7 years 8 months 8 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	3,667	3,667
Vested	[3]	4,333	4,333
Option Expiry Date January 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 23, 2033
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	7 years 8 months 26 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	3,667	3,667
Vested	[3]	4,333	4,333
Option Expiry Date March 1, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	March 1, 2033
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	7 years 10 months 2 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	4,000	4,000
Vested	[3]	4,000	4,000
Option Expiry Date April 2, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	April 2, 2033
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	7 years 11 months 4 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	2,083	2,083
Vested	[3]	1,917	1,917
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 8, 2033
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	8 years 10 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	2,167	2,167
Vested	[3]	1,833	1,833
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	June 11, 2033
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	8 years 1 month 13 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	4,500	4,500
Vested	[3]	3,500	3,500
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 8, 2033
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	8 years 3 months 10 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	2,417	2,417
Vested	[3]	1,583	1,583
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	November 13, 2033
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	8 years 6 months 18 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	5,333	5,333
Vested	[3]	2,667	2,667
Option Expiry Date January 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 1, 2034
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	8 years 8 months 4 days
Options outstanding	[3]	12,000	12,000
Unvested	[3]	8,500	8,500
Vested	[3]	3,500	3,500
Option Expiry Date February 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 1, 2034
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	8 years 9 months 3 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	2,917	2,917
Vested	[3]	1,083	1,083
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 19, 2034
Exercise price | $ / shares	[3]	$ 2.08
Remaining life (year)	[3]	8 years 9 months 21 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	5,833	5,833
Vested	[3]	2,167	2,167
Option Expiry Date August 2, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 2, 2034(
Exercise price | $ / shares	[3]	$ 1.22
Remaining life (year)	[3]	9 years 3 months 3 days
Options outstanding	[3]	595,000	595,000
Unvested	[3]	595,000	595,000
Vested	[3]	0	0

[1]	Exercise price of U.S.$4.10. The figure in the table above is translated at the April 30, 2025 rate.
[2]	Exercise price of U.S.$1.48. The figure in the table above is translated at the April 30, 2025 rate.
[3]	Exercise price of U.S.$1.47. The figure in the table above is translated at the April 30, 2025 rate.